NET FINANCE RESULT	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
NET FINANCE RESULT

11.	NET FINANCE RESULT

	2025	2024	2023
Finance income
Income from cash and cash equivalents	1,211.3	1,519.2	1,072.2
Income from debt securities	192.1	104.7	49.2
Income from other receivables (i)	813.2	799.8	964.2
Total	2,216.6	2,423.7	2,085.6

Exceptional finance income	-	-	-
Total finance income	2,216.6	2,423.7	2,085.6

Finance expenses
Interest on accounts payable present value adjustment	(1,122.1)	(1,148.3)	(1,376.1)
Interest on bank debts and tax incentives	(171.5)	(189.3)	(170.4)
Interest on provisions for disputes and litigation	(541.8)	(219.8)	(269.2)
Interest on leases	(271.4)	(184.3)	(196.0)
Interest on pension plans	(107.7)	(112.6)	(114.3)
Other interest expenses (ii)	(506.2)	(543.9)	(689.7)
Losses on hedging instruments (iii)	(1,184.4)	(1,032.3)	(1,675.1)
Taxes on financial transactions	(266.6)	(274.4)	(178.3)
Bank guarantee expenses and surety bond premiums	(239.0)	(323.5)	(249.8)
Total	(4,410.7)	(4,028.4)	(4,918.9)

Total finance expenses	(4,410.7)	(4,028.4)	(4,918.9)

Effects of the application of IAS 29 (hyperinflation)	(106.2)	(451.7)	176.1
Exchange differences, net (iv)	(1,932.5)	38.9	(1,154.0)
Other finance income/(expenses )	231.0	(300.8)	201.4
Other net financial results	(1,807.7)	(713.6)	(776.5)

Net financial results	(4,001.8)	(2,318.3)	(3,609.8)

(i)	Refers mainly to monetary adjustments on taxes to be recovered.

(ii)	Includes, among others, interest related to the financing of tax payments under the 2017 Special Tax Regularization Program (“PERT”).

(iii)	Refers to the forward element, which may be separated and excluded from the designation of a financial instrument as a hedging instrument, in accordance with IFRS 9- Financial Instruments.

(iv)	In some jurisdictions where the Group operates, there are additional costs associated with acquiring foreign currency, used for payments to some suppliers as well as for the remittance of earnings to the parent companies.

Interest expenses are presented net of the effects of derivative financial instruments used to hedge the Company’s interest rate risk (see also note 28 - Financial instruments and risks).

Accounting policies

a) Finance expenses

Finance expenses comprises, in general, interest payable on loans and borrowing, calculated based on the effective interest rate method, trade payables present value adjustment, expenses related to bank guarantees, monetary adjustments resulting from disputes and litigations, losses on currency hedging instruments intended for the offsetting currency gains, results on interest rate hedging instruments, losses on hedging instruments that are not part of a hedge accounting relationship, losses on financial assets presented as held for sale, impairment losses on financial assets classified as held for sale, and as any losses due to hedge ineffectiveness.

All interest costs incurred in connection with borrowing or financial transactions, including transaction costs, are recognized as incurred as part of finance expenses, except when capitalized. The interest expenses component of lease payments is also recognized in the income statement using the Company's incremental borrowing rate, in accordance with the accounting policy described in the Property, Plant and Equipment note.

b) Finance income

Finance income includes, in general, interest received or receivable on financial investments, monetary updates arising from legal disputes, gains on currency hedging instruments intended for offsetting currency losses, gains on hedging instruments that are not part of a hedge accounting relationship, gains on financial assets classified as at fair value through profit or loss, and as any gains due to hedge ineffectiveness. Interest income is recognized on an accruals basis unless collectability is in doubt.